October 15, 2025

Christopher Bellacicco, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	T. Rowe Price Exchange-Traded Funds, Inc.

T. Rowe Price Active Core International Equity ETF

T. Rowe Price Active Core U.S. Equity ETF

T. Rowe Price Emerging Markets Equity Research ETF

T. Rowe Price High Income Municipal ETF

T. Rowe Price Innovation Leaders ETF

T. Rowe Price Long Municipal Income ETF

T. Rowe Price Multi-Sector Income ETF

T. Rowe Price Short Municipal Income ETF

File Nos.: 333-235450/811-23494

Dear Mr. Bellacicco:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds’ prospectuses and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on October 8, 2025.

The Funds’ prospectuses and SAI went effective automatically on October 15, 2025.

If you have any questions about this filing, please give me a call at 410-577-4847 or e-mail me at sonia.kurian@troweprice.com.

Sincerely,

/s/ Sonia Kurian
Sonia Kurian
Managing Legal Counsel and Vice President, T. Rowe Price Associates, Inc.